Business segment information (Tables)	12 Months Ended
Mar. 31, 2019
Segment Reporting [Abstract]
Components of Segment Sales and Operating Revenue

Segment sales and operating revenue:

	Yen in millions
	Fiscal year ended March 31
	2017	2018	2019
Sales and operating revenue:
Game & Network Services —
Customers	1,581,568	1,848,298	2,224,622
Intersegment	68,231	95,514	86,250

Total	1,649,799	1,943,812	2,310,872
Music —
Customers	630,767	784,792	795,025
Intersegment	16,891	15,203	12,464

Total	647,658	799,995	807,489
Pictures —
Customers	901,230	1,010,173	985,270
Intersegment	1,899	894	1,603

Total	903,129	1,011,067	986,873
Home Entertainment & Sound —
Customers	1,034,215	1,221,734	1,154,533
Intersegment	4,789	999	878

Total	1,039,004	1,222,733	1,155,411
Imaging Products & Solutions —
Customers	571,499	647,163	661,304
Intersegment	8,134	8,729	9,146

Total	579,633	655,892	670,450
Mobile Communications —
Customers	752,688	713,916	487,330
Intersegment	6,457	9,826	10,670

Total	759,145	723,742	498,000
Semiconductors—
Customers	659,779	726,892	770,622
Intersegment	113,344	123,118	108,708

Total	773,123	850,010	879,330
Financial Services —
Customers	1,080,284	1,221,235	1,274,708
Intersegment	7,220	7,142	7,831

Total	1,087,504	1,228,377	1,282,539
All Other —
Customers	375,116	351,527	299,806
Intersegment	75,334	55,647	45,931

Total	450,450	407,174	345,737
Corporate and elimination	(286,195)	(298,820)	(271,014)

Consolidated total	7,603,250	8,543,982	8,665,687

G&NS intersegment amounts primarily consist of transactions with All Other. Semiconductors intersegment amounts primarily consist of transactions with the G&NS segment, the IP&S segment and the MC segment. All Other intersegment amounts primarily consist of transactions with the G&NS segment, the Music segment and the Pictures segment. Corporate and elimination includes certain brand and patent royalty income.

Segment profit or loss:

	Yen in millions
	Fiscal year ended March 31
	2017	2018	2019
Operating income (loss):
Game & Network Services	135,553	177,478	311,092
Music	75,798	127,786	232,487
Pictures	(80,521)	41,110	54,599
Home Entertainment & Sound	58,504	85,841	89,669
Imaging Products & Solutions	47,257	74,924	83,975
Mobile Communications	10,164	(27,636)	(97,136)
Semiconductors	(7,811)	164,023	143,874
Financial Services	166,424	178,947	161,477
All Other	(29,585)	(23,530)	(11,127)

Total	375,783	798,943	968,910
Corporate and elimination	(87,081)	(64,083)	(74,675)

Consolidated operating income	288,702	734,860	894,235
Other income	14,418	23,728	144,735
Other expenses	(51,501)	(59,539)	(27,322)

Consolidated income before income taxes	251,619	699,049	1,011,648

Operating income (loss) is sales and operating revenue less costs and expenses, and includes equity in net income (loss) of affiliated companies.

Corporate and elimination includes headquarters restructuring costs and certain other corporate expenses, including the amortization of certain intellectual property assets such as the cross-licensing of intangible assets acquired from Ericsson at the time of the Sony Mobile Communications acquisition, which are not allocated to segments.

Pursuant to a separation of Sony’s businesses into distinct subsidiaries and a realignment of corporate functions, changes have been made to the method of calculating the amount of pension and severance-related expenses allocated to Sony’s headquarters and each business segment from the fiscal year ended March 31, 2018. As a result of these changes, an increase in corporate costs totaling 7.5 billion yen is included in Corporate and elimination for the fiscal year ended March 31, 2018. Conversely, a decrease in expenses totaling the same amount is included in each business segment, mainly in the Semiconductors (3.2 billion yen) and IP&S (2.0 billion yen) segments. These changes have no impact on consolidated operating income.

Other significant items:

	Yen in millions
	Fiscal year ended March 31
	2017	2018	2019
Equity in net income (loss) of affiliated companies:
Game & Network Services	—	—	—
Music	5,435	4,483	(6,915)
Pictures	(35)	(129)	106
Home Entertainment & Sound	—	—	—
Imaging Products & Solutions	—	—	—
Mobile Communications	(79)	(102)	(38)
Semiconductors	—	—	—
Financial Services	(3,601)	(61)	(682)
All Other	1,843	4,378	4,530

Consolidated total	3,563	8,569	(2,999)

Depreciation and amortization:
Game & Network Services	25,486	29,091	29,023
Music	16,124	18,230	21,259
Pictures	20,487	24,458	24,081
Home Entertainment & Sound	19,830	21,136	21,887
Imaging Products & Solutions	25,442	23,928	24,867
Mobile Communications	19,794	19,215	14,995
Semiconductors	102,328	99,258	110,746
Financial Services, including deferred insurance acquisition costs	47,056	79,843	91,179
All Other	7,407	5,910	4,940

Total	283,954	321,069	342,977
Corporate	43,094	40,375	31,049

Consolidated total	327,048	361,444	374,026

The following table includes a breakdown of sales and operating revenue to external customers by product category for certain segments. Sony management views each segment as a single operating segment.

	Yen in millions
	Fiscal year ended March 31
	2017	2018	2019
Sales and operating revenue:
Game & Network Services
Digital Software and Add-on Content	525,683	762,220	1,102,231
Network Services	189,241	270,972	326,524
Hardware and Others	866,644	815,106	795,867

Total	1,581,568	1,848,298	2,224,622
Music
Recorded Music	388,948	446,960	426,926
Music Publishing	66,541	74,360	106,666
Visual Media and Platform	175,278	263,472	261,433

Total	630,767	784,792	795,025
Pictures
Motion Pictures	409,363	448,945	436,017
Television Productions	271,886	289,024	288,816
Media Networks	219,981	272,204	260,437

Total	901,230	1,010,173	985,270
Home Entertainment & Sound
Televisions	720,557	861,763	788,423
Audio and Video	311,771	357,194	362,580
Other	1,887	2,777	3,530

Total	1,034,215	1,221,734	1,154,533
Imaging Products & Solutions
Still and Video Cameras	351,834	415,318	421,506
Other	219,665	231,845	239,798

Total	571,499	647,163	661,304
Mobile Communications	752,688	713,916	487,330
Semiconductors	659,779	726,892	770,622
Financial Services	1,080,284	1,221,235	1,274,708
All Other	375,116	351,527	299,806
Corporate	16,104	18,252	12,467

Consolidated total	7,603,250	8,543,982	8,665,687

Components of Segment Profit or Loss

Segment profit or loss:

	Yen in millions
	Fiscal year ended March 31
	2017	2018	2019
Operating income (loss):
Game & Network Services	135,553	177,478	311,092
Music	75,798	127,786	232,487
Pictures	(80,521)	41,110	54,599
Home Entertainment & Sound	58,504	85,841	89,669
Imaging Products & Solutions	47,257	74,924	83,975
Mobile Communications	10,164	(27,636)	(97,136)
Semiconductors	(7,811)	164,023	143,874
Financial Services	166,424	178,947	161,477
All Other	(29,585)	(23,530)	(11,127)

Total	375,783	798,943	968,910
Corporate and elimination	(87,081)	(64,083)	(74,675)

Consolidated operating income	288,702	734,860	894,235
Other income	14,418	23,728	144,735
Other expenses	(51,501)	(59,539)	(27,322)

Consolidated income before income taxes	251,619	699,049	1,011,648

Components of Other Significant Items

Other significant items:

	Yen in millions
	Fiscal year ended March 31
	2017	2018	2019
Equity in net income (loss) of affiliated companies:
Game & Network Services	—	—	—
Music	5,435	4,483	(6,915)
Pictures	(35)	(129)	106
Home Entertainment & Sound	—	—	—
Imaging Products & Solutions	—	—	—
Mobile Communications	(79)	(102)	(38)
Semiconductors	—	—	—
Financial Services	(3,601)	(61)	(682)
All Other	1,843	4,378	4,530

Consolidated total	3,563	8,569	(2,999)

Depreciation and amortization:
Game & Network Services	25,486	29,091	29,023
Music	16,124	18,230	21,259
Pictures	20,487	24,458	24,081
Home Entertainment & Sound	19,830	21,136	21,887
Imaging Products & Solutions	25,442	23,928	24,867
Mobile Communications	19,794	19,215	14,995
Semiconductors	102,328	99,258	110,746
Financial Services, including deferred insurance acquisition costs	47,056	79,843	91,179
All Other	7,407	5,910	4,940

Total	283,954	321,069	342,977
Corporate	43,094	40,375	31,049

Consolidated total	327,048	361,444	374,026

The following table includes a breakdown of sales and operating revenue to external customers by product category for certain segments. Sony management views each segment as a single operating segment.

	Yen in millions
	Fiscal year ended March 31
	2017	2018	2019
Sales and operating revenue:
Game & Network Services
Digital Software and Add-on Content	525,683	762,220	1,102,231
Network Services	189,241	270,972	326,524
Hardware and Others	866,644	815,106	795,867

Total	1,581,568	1,848,298	2,224,622
Music
Recorded Music	388,948	446,960	426,926
Music Publishing	66,541	74,360	106,666
Visual Media and Platform	175,278	263,472	261,433

Total	630,767	784,792	795,025
Pictures
Motion Pictures	409,363	448,945	436,017
Television Productions	271,886	289,024	288,816
Media Networks	219,981	272,204	260,437

Total	901,230	1,010,173	985,270
Home Entertainment & Sound
Televisions	720,557	861,763	788,423
Audio and Video	311,771	357,194	362,580
Other	1,887	2,777	3,530

Total	1,034,215	1,221,734	1,154,533
Imaging Products & Solutions
Still and Video Cameras	351,834	415,318	421,506
Other	219,665	231,845	239,798

Total	571,499	647,163	661,304
Mobile Communications	752,688	713,916	487,330
Semiconductors	659,779	726,892	770,622
Financial Services	1,080,284	1,221,235	1,274,708
All Other	375,116	351,527	299,806
Corporate	16,104	18,252	12,467

Consolidated total	7,603,250	8,543,982	8,665,687

Sales and Operating Revenue to External Customers by Product Category

The following table includes a breakdown of sales and operating revenue to external customers by product category for certain segments. Sony management views each segment as a single operating segment.

	Yen in millions
	Fiscal year ended March 31
	2017	2018	2019
Sales and operating revenue:
Game & Network Services
Digital Software and Add-on Content	525,683	762,220	1,102,231
Network Services	189,241	270,972	326,524
Hardware and Others	866,644	815,106	795,867

Total	1,581,568	1,848,298	2,224,622
Music
Recorded Music	388,948	446,960	426,926
Music Publishing	66,541	74,360	106,666
Visual Media and Platform	175,278	263,472	261,433

Total	630,767	784,792	795,025
Pictures
Motion Pictures	409,363	448,945	436,017
Television Productions	271,886	289,024	288,816
Media Networks	219,981	272,204	260,437

Total	901,230	1,010,173	985,270
Home Entertainment & Sound
Televisions	720,557	861,763	788,423
Audio and Video	311,771	357,194	362,580
Other	1,887	2,777	3,530

Total	1,034,215	1,221,734	1,154,533
Imaging Products & Solutions
Still and Video Cameras	351,834	415,318	421,506
Other	219,665	231,845	239,798

Total	571,499	647,163	661,304
Mobile Communications	752,688	713,916	487,330
Semiconductors	659,779	726,892	770,622
Financial Services	1,080,284	1,221,235	1,274,708
All Other	375,116	351,527	299,806
Corporate	16,104	18,252	12,467

Consolidated total	7,603,250	8,543,982	8,665,687

Sales and Operating Revenue Attributed to Countries and Areas Based on Location of External Customers and Long-Lived Assets

Sales and operating revenue attributed to countries and areas based on location of external customers for the fiscal years ended March 31, 2017, 2018 and 2019 and property, plant and equipment, net as of March 31, 2018 and 2019 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2017	2018	2019
Sales and operating revenue:
Japan	2,392,790	2,625,619	2,591,784
United States	1,673,768	1,835,705	1,982,135
Europe	1,634,683	1,841,457	1,862,166
China	557,995	674,718	770,416
Asia-Pacific	866,712	1,024,179	912,193
Other Areas	477,302	542,304	546,993

Total	7,603,250	8,543,982	8,665,687

	Yen in millions
	March 31
	2018	2019
Property, plant and equipment, net:
Japan	563,593	590,694
United States	97,979	113,581
Europe	23,302	22,622
China	11,232	11,694
Asia-Pacific	36,738	34,273
Other Areas	6,626	4,189

Total	739,470	777,053